AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.7%
Asset-Backed Securities — 23.7%
Automobiles — 6.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-02A, Class A, 144A
2.500%	02/20/21	417	$ 416,822
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,714
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	92	91,535
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	101,770
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	100	100,066
Series 2018-04, Class B
3.670%	05/15/24	100	104,352
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
2.368%(c)	08/15/29	46	46,030
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	56	56,063
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	77	77,284
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	37	36,802
Series 2017-03, Class A2, 144A
2.130%	05/22/23	48	47,966
Series 2018-01, Class A2, 144A
2.870%	10/20/23	67	67,862
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	200,890
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	200	199,920
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)
2.488%(c)	11/15/21	200	200,076
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)
2.378%(c)	09/15/22	100	100,077
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	46	45,533
Series 2018-01A, Class A, 144A
3.430%	12/16/24	200	203,348
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	14	14,377
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	26	26,091
			2,239,578
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 10.0%
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)
3.123%(c)	01/15/27	250	$ 249,638
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.343%(c)	07/17/28	250	249,365
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.123%(c)	01/17/28	250	248,808
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.333%(c)	04/24/30	250	249,617
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.100%(c)	01/18/28	250	248,832
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.543%(c)	10/15/28	250	249,642
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.428%(c)	07/20/31	250	247,543
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.583%(c)	10/13/31	250	247,218
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.078%(c)	07/20/27	250	249,114
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	250	247,883
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	250	249,776
			3,235,508
Consumer Loans — 1.2%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	135	136,902
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-02, Class A, 144A
3.010%	04/25/28	159	$ 159,866
Series 2019-04, Class A, 144A
2.450%	08/25/28	100	100,092
			396,860
Credit Cards — 4.2%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	200,877
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	199,306
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	201,569
Series 2017-A01, Class A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
2.328%(c)	01/15/22	300	300,164
Citibank Credit Card Issuance Trust,
Series 2014-A1, Class A1
2.880%	01/23/23	432	437,242
			1,339,158
Equipment — 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	100,480
Series 2019-B, Class A2, 144A
2.070%	10/12/22	100	100,027
			200,507
Student Loans — 0.8%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	68	68,466
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	50	49,801
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	100	101,441
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	41	40,777
			260,485

Total Asset-Backed Securities (cost $7,666,989)			7,672,096
Commercial Mortgage-Backed Securities — 17.5%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	139	138,876
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60	63,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC35, Class A1
1.847%	11/10/48	41	$ 40,811
Series 2015-P01, Class A4
3.462%	09/15/48	300	318,987
Series 2015-P1, Class A1
1.648%	09/15/48	55	54,364
Series 2016-GC37, Class A1
1.635%	04/10/49	40	39,536
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	213	217,441
Series 2013-LC6, Class A3
2.666%	01/10/46	91	92,458
Series 2014-UBS02, Class A2
2.820%	03/10/47	50	50,107
Series 2015-CR27, Class A1
1.577%	10/10/48	128	127,046
Series 2016-CR28, Class A1
1.770%	02/10/49	10	10,135
Series 2017-COR2, Class A1
2.111%	09/10/50	109	109,087
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A1
1.493%	01/15/49	45	44,923
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	151	150,039
Series 2016-C03, Class A2
1.886%	08/10/49	100	99,118
Series 2017-C06, Class A1
1.907%	06/10/50	149	148,439
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class A2
3.531%	06/25/20	49	49,433
Series K054, Class A2
2.745%	01/25/26	380	395,344
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	319,506
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	194	196,793
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	106	106,111
Series 2015-C28, Class A3
2.912%	10/15/48	240	247,185
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	153	152,660
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A1
1.324%	08/15/49	27	26,817
LCCM,
Series 2017-LC26, Class A1, 144A
1.976%	07/12/50	265	263,964

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	59	$ 59,563
Series 2015-C24, Class A3
3.479%	05/15/48	400	424,097
Series 2016-C32, Class A1
1.968%	12/15/49	42	41,595
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	134	133,573
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	320	319,463
Series 2018-C08, Class ASB
3.903%	02/15/51	340	367,987
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	78	79,191
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS03, Class A1
1.504%	09/15/57	26	26,205
Series 2016-C33, Class A1
1.775%	03/15/59	49	48,392
Series 2016-C35, Class A1
1.392%	07/15/48	123	122,646
Series 2016-C37, Class A1
1.944%	12/15/49	323	322,602
Series 2016-LC24, Class A1
1.441%	10/15/49	18	17,717
Series 2017-C41, Class A2
2.590%	11/15/50	180	182,008
Series 2017-RB01, Class A1
2.056%	03/15/50	62	61,500

Total Commercial Mortgage-Backed Securities (cost $5,536,859)			5,668,983
Corporate Bonds — 18.5%
Airlines — 0.2%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	55	55,118
Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	222,731
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20	305	310,043
			532,774
Banks — 6.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	300	309,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	210	$ 213,565
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	99,967
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	202,920
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	415	420,966
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22	50	52,747
Sub. Notes
3.375%	05/01/23(a)	260	268,899
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	325	340,072
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	255,445
			2,164,531
Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	50	51,726
Celgene Corp.,
Sr. Unsec’d. Notes
4.000%	08/15/23	205	217,877
			269,603
Chemicals — 1.2%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	83	85,282
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	290,781
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,288
			391,351
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	98,988
Electric — 1.3%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	141,299

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	$ 296,905
			438,204
Healthcare-Products — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	155	157,802
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	313,345
Insurance — 2.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	66,800
4.569%	02/01/29	222	247,705
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	125	126,730
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	154,833
3.300%	09/15/22	20	20,589
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	55,973
			672,630
Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	51,441
Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	84	85,110
Oil & Gas — 0.1%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	50	48,250
Pharmaceuticals — 0.5%
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	145	151,841
Pipelines — 1.6%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	310,352
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	215	220,485
			530,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	$ 51,036

Total Corporate Bonds (cost $5,824,551)			6,012,861
Residential Mortgage-Backed Securities — 0.9%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	147	146,747
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	96	99,992
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	50	50,051

Total Residential Mortgage-Backed Securities (cost $294,017)			296,790
Sovereign Bonds — 2.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	209,998
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,352
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	203,064
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	100	104,635
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	50,642

Total Sovereign Bonds (cost $754,721)			768,691
U.S. Government Agency Obligation — 0.2%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	71,740
(cost $69,666)
U.S. Treasury Obligations — 32.5%
U.S. Treasury Bonds
3.000%	05/15/45	55	64,756
3.625%	08/15/43	225	290,189
3.750%	11/15/43	240	315,684
5.250%	11/15/28	10	13,025
6.250%	08/15/23	45	52,887
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	213	226,302
U.S. Treasury Notes
1.375%	04/30/21	350	348,072
1.375%	06/30/23	850	843,791

A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.625%	04/30/23	890	$ 891,286
1.625%	09/30/26	5	5,001
1.625%	08/15/29	120	119,447
1.750%	07/31/21	65	65,091
1.875%	04/30/22	96	96,649
2.000%	11/30/20	435	435,952
2.125%	08/15/21	170	171,375
2.125%	09/30/21(k)	3,035	3,062,860
2.125%	06/30/22	115	116,667
2.125%	05/15/25	25	25,707
2.250%	11/15/24	340	351,116
2.250%	11/15/25	900	933,363
2.375%	08/15/24	595	617,173
2.750%	04/30/23	450	468,264
3.125%	11/15/28	815	914,965
U.S. Treasury Strips Coupon
2.629%(s)	08/15/23	130	122,186

Total U.S. Treasury Obligations (cost $10,320,871)			10,551,808

Total Long-Term Investments (cost $30,467,674)			31,042,969

	Shares
Short-Term Investments — 1.9%
Affiliated Mutual Funds — 1.8%
PGIM Core Ultra Short Bond Fund(w)	323,300	323,300
PGIM Institutional Money Market Fund (cost $264,403; includes $264,290 of cash collateral for securities on loan)(b)(w)	264,377	264,404

Total Affiliated Mutual Funds (cost $587,703)		587,704

Options Purchased*~ — 0.1%
(cost $564)	14,890

Total Short-Term Investments (cost $588,267)	602,594

TOTAL INVESTMENTS—97.6% (cost $31,055,941)	31,645,563

Other assets in excess of liabilities(z) — 2.4%	776,393

Net Assets — 100.0%	$ 32,421,956

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,928; cash collateral of $264,290 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$ 1,014
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	979
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	2,299
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	4,711
A5

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	$ 4,964
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	923
Total Options Purchased (cost $564)							$14,890
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	10 Year U.S. Treasury Notes	Dec. 2019	$1,694,063	$(13,487)
9	10 Year U.S. Ultra Treasury Notes	Dec. 2019	1,281,656	(17,935)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	383,813	(5,493)
				(36,915)
Short Positions:
7	90 Day Euro Dollar	Dec. 2020	1,724,187	1,874
26	2 Year U.S. Treasury Notes	Dec. 2019	5,603,000	9,523
59	5 Year U.S. Treasury Notes	Dec. 2019	7,029,758	36,544
13	20 Year U.S. Treasury Bonds	Dec. 2019	2,110,062	29,285
				77,226
				$ 40,311
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
434	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ —	$ 4,780	$ 4,780
645	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	153	(14,344)	(14,497)
230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,254)	(6,254)
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	(334,751)	(240,975)
810	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(23,166)	(23,166)
8,050	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	(556,746)	267,293	824,039
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(13,948)	(13,948)
235	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(21,392)	(21,392)
210	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	152	(10,467)	(10,619)
122	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(1,094)	(7,590)	(6,496)
125	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(492)	(2,894)	(2,402)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(4,719)	(6,334)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,101)	(6,101)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(8,000)	(8,000)
1,005	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(11,335)	(109,237)	(97,902)
127	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(13,758)	(13,758)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	39,689	42,552
65	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(372)	(372)
				$(664,386)	$(265,231)	$ 399,155

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AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$461,251	$—	$461,251	JPMorgan Chase Bank, N.A.
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	170,882	—	170,882	JPMorgan Chase Bank, N.A.
				$632,133	$—	$632,133

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7